10. CONVERTIBLE NOTES PAYABLE AND FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 05, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Convertible note balance		$ 1,104,235	$ 1,104,235	$ 1,486,948
Conversion of debt, amount converted				600,000
Conversion of debt, interest converted				$ 104,709
Conversion of debt, shares issued				4,698,060
Payments on convertible note			12,000	$ 12,000
Wheatley Note [Member]
Debt discount		7,749	7,749
Accrued and unpaid interest		28,220	28,220
Beneficial conversion features		8,672
Lender Note [Member]
Convertible note balance				1,500,000
Debt discount				$ 232,768
Warrants issued				2,500,000
Warrants issued fair value				$ 187,142
Beneficial conversion features				66,384
Lender Note [Member] | December Amendment [Member]
Convertible note balance		1,069,099	1,069,099
Debt discount		430,901	430,901
Lenders fees recorded as debt discount		30,000	30,000
Accrued and unpaid interest		9,094	$ 9,094
Debt maturity date			Jun. 30, 2019
Notes Payable, Other Payables [Member]
Debt discount		$ 74,315	$ 74,315
Interest rate on convertible note		10.00%	10.00%
Debt maturity date			Feb. 28, 2019
Convertible Line of Credit [Member]
Debt discount		$ 0	$ 0	$ 226,768
Warrants issued				1,916,667
Warrants issued fair value				$ 179,612
Convertible Notes Payable [Member]
Convertible note balance		1,104,235	1,104,235	1,486,948
Debt discount		446,381	446,381	175,668
Convertible Note Payable - Related Party [Member]
Debt discount		7,749	7,749
Note Payable [Member]
Debt discount		$ 74,315	$ 74,315
Automobile Loan [Member]
Interest rate on convertible note		5.99%	5.99%
Pegasus Note [Member]
Convertible note balance		$ 100,000	$ 100,000
Accrued and unpaid interest		90,137	$ 90,137
Gemini Master Fund - Third Amended [Member] | Convertible Notes Payable [Member]
Conversion of debt, amount converted	$ 600,000
Conversion of debt, interest converted	$ 104,709
Conversion of debt, shares issued	4,698,060
Gemini Master Fund - Third Amended [Member] | Convertible Notes Payable [Member]
Convertible note balance				0	$ 600,000
Evey Note [Member] | Convertible Notes Payable [Member]
Debt maturity date			Jul. 01, 2019
Payments on convertible note			$ 12,000
Evey Note [Member] | Convertible Notes Payable [Member]
Convertible note balance		35,136	35,136	62,616
Debt discount		15,480	15,480	0
Accrued and unpaid interest		$ 73,382	$ 73,382
Interest rate on convertible note		10.00%	10.00%
Lender Note [Member] | Convertible Notes Payable [Member]
Convertible note balance		$ 1,069,099	$ 1,069,099	1,324,332
Debt discount		$ 430,901	$ 430,901	175,668
Pegasus Note [Member] | Convertible Notes Payable [Member]
Convertible note balance				100,000
Debt discount				$ 0